Accounts Receivable - Schedule of Accounts Receivable, Net (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Schedule of Accounts Receivable [Abstract]
Accounts receivable	$ 8,247,606	$ 11,094,702
Allowance for credit losses	(725,141)		$ (1,015,838)
Accounts receivable, net	$ 7,522,465	$ 11,094,702